Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014		Apr. 26, 2013	Apr. 27, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	$ (492)		$ (473)	$ (224)
Other comprehensive (loss) income before reclassifications, before tax	(136)
Tax benefit (expense)	39
Other comprehensive (loss) income before reclassifications, net of tax	(97)
Reclassifications, before tax	(15)
Tax benefit (expense)	7
Reclassifications, net of tax	(8)
Other comprehensive income (loss)	(105)		(19)	(249)
Accumulated other comprehensive loss, end of period	(597)		(492)	(473)
Unrealized Gain (Loss) on Available-for-Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	97
Other comprehensive (loss) income before reclassifications, before tax	(89)
Tax benefit (expense)	32
Other comprehensive (loss) income before reclassifications, net of tax	(57)
Reclassifications, before tax	(72)
Tax benefit (expense)	26
Reclassifications, net of tax	(46)	[1]
Other comprehensive income (loss)	(103)
Accumulated other comprehensive loss, end of period	(6)
Cumulative Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	205	[2]
Other comprehensive (loss) income before reclassifications, before tax	13	[2]
Tax benefit (expense)	0	[2]
Other comprehensive (loss) income before reclassifications, net of tax	13	[2]
Reclassifications, before tax	0	[2]
Tax benefit (expense)	0	[2]
Reclassifications, net of tax	0	[2]
Other comprehensive income (loss)	13	[2]
Accumulated other comprehensive loss, end of period	218	[2]
Net Change in Retirement Obligations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	(852)
Other comprehensive (loss) income before reclassifications, before tax	60
Tax benefit (expense)	(37)
Other comprehensive (loss) income before reclassifications, net of tax	23
Reclassifications, before tax	99
Tax benefit (expense)	(35)
Reclassifications, net of tax	64	[3]
Other comprehensive income (loss)	87
Accumulated other comprehensive loss, end of period	(765)
Unrealized Gain (Loss) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	58
Other comprehensive (loss) income before reclassifications, before tax	(120)
Tax benefit (expense)	44
Other comprehensive (loss) income before reclassifications, net of tax	(76)
Reclassifications, before tax	(42)
Tax benefit (expense)	16
Reclassifications, net of tax	(26)	[4]
Other comprehensive income (loss)	(102)
Accumulated other comprehensive loss, end of period	$ (44)

[1]	Represents net realized gains on sales of available-for-sale securities that were reclassified from AOCI to other expense, net (see Note 5).
[2]	Taxes are not provided on CTA as substantially all translation adjustments relate to earnings that are intended to be indefinitely reinvested outside the U.S.
[3]	Includes net amortization of prior service costs and actuarial losses included in net periodic benefit cost (see Note 14).
[4]	Relates to foreign currency cash flow hedges that were reclassified from AOCI to other expense, net or cost of products sold and forward starting interest rate derivative instruments that were reclassified from AOCI to interest expense, net (see Note 9).